Note 20 - Segmented Information - Segmented Revenue by Revenue Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Revenues	$ 275,171	$ 237,439	$ 203,779
Service [Member]
Revenues	241,543	204,376	172,950
Professional Services and Other [Member]
Revenues	27,774	24,918	23,917
License [Member]
Revenues	$ 5,854	$ 8,145	$ 6,912